As filed with the Securities and Exchange Commission on
December 15, 2011
Registration No. 333-117134
811-21598

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 11	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 12
(Check appropriate box or boxes)	☑

PUTNAM RETIREMENTREADY FUNDS
(Exact name of registrant as specified in charter)
One Post Office Square, Boston, Massachusetts 02109
(Address of principal executive offices)
Registrant’s Telephone Number, including Area Code
(617) 292-1000

It is proposed that this filing will become effective
(check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)

☑	on November 30, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BETH S. MAZOR, Vice President
PUTNAM RETIREMENTREADY FUNDS
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)

Copy to:
JOHN W. GERSTMAYR, Esquire
ROPES & GRAY LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600

TABLE OF CONTENTS

SIGNATURES
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 15th day of December, 2011.
PUTNAM RETIREMENTREADY FUNDS
By: /s/ Jonathan S. Horwitz, Executive Vice President,
Treasurer, Principal Executive Officer and Compliance
Liaison
     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title
Jameson A. Baxter **	Chair, Board of Trustees

Robert L. Reynolds**	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Treasurer, Principal Executive Officer and Compliance Liaison

Steven D. Krichmar**	Vice President and Principal Financial Officer

Janet C. Smith**	Vice President, Assistant Treasurer and Principal Accounting Officer

Ravi Akhoury**	Trustee

Barbara M. Baumann*	Trustee

Charles B. Curtis**	Trustee

C-1

Signature	Title
Robert J. Darretta**	Trustee

John A. Hill**	Trustee

Paul L. Joskow**	Trustee

Kenneth R. Leibler**	Trustee

Robert E. Patterson**	Trustee

George Putnam, III**	Trustee

W. Thomas Stephens**	Trustee
By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact
November 28, 2011

*	Signed pursuant to power of attorney incorporated by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed on September 16, 2010.

**	Signed pursuant to power of attorney incorporated by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement filed on September 18, 2009.

C-2

EXHIBIT INDEX

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def

C-3